10. Non-Interest expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Selling, General and Administrative Expense [Abstract]
Legal and Accounting									$ 153	$ 150
Salaries and related expenses									91	81
Website - Management Information Systems ("MIS")									3	12
Board related expenses									74	76
Advertising									10	50
Rent and Utilities									17	16
Printing									12	14
Other									30	16
Total SG&A	$ 104	$ 87	$ 84	$ 115	$ 84	$ 77	$ 114	$ 140	$ 390	$ 415